REVENUE - Schedule of Revenue (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2019 USD ($)	Aug. 31, 2019 CNY (¥)	Aug. 31, 2018 CNY (¥)	Aug. 31, 2017 CNY (¥)
Disaggregation of Revenue [Line Items]
Less: sales tax		¥ 3,592	¥ 2,695	¥ 756
Revenue	$ 358,247	2,563,005	1,718,871	1,328,367
Tuition income from education programs
Disaggregation of Revenue [Line Items]
Revenue, Gross		1,689,952	1,254,390	1,007,509
Tuition income from complementary training institutes
Disaggregation of Revenue [Line Items]
Revenue, Gross		123,895	85,098	71,268
Meal income
Disaggregation of Revenue [Line Items]
Revenue, Gross		225,665	187,307	159,257
Boarding income
Disaggregation of Revenue [Line Items]
Revenue, Gross		118,723	72,357	55,286
Commission income
Disaggregation of Revenue [Line Items]
Revenue, Gross		138,587	50,236
Consulting service income
Disaggregation of Revenue [Line Items]
Revenue, Gross		124,072	18,987
Other revenues
Disaggregation of Revenue [Line Items]
Revenue, Gross		¥ 145,703	¥ 53,191	¥ 35,803